Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 152.79
Total Fee Amount	152.79
Total Transaction Valuation	997,984.249
Total Offset Amount	0.00
Net Fee	$ 0.00